Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Schedule of Changes in Warrant Liability

Warrants ($)
Balance as of January 1, 2023	$261,569
Additional warrants issued	—
Change in fair value	(5,033)
Balance as of December 31, 2023	$256,536
Additional warrants issued	—
Change in fair value	(5,842)
Balance as of September 30, 2024	$250,694

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	(5,033)
Balance as of December 31, 2023	$256,536

Schedule of Fair Value of Warrants Liabilities

Fair Value of Warrants	$1.65 — $9.60
Exercise price	$3.90 — $7.35
Risk free interest rate	3.51%— 4.50%
Expected dividend yield	—%
Expected volatility	79.19% — 79.59%
Expected term	1 year - 3	years

Fair Value of Warrants	$13.95 – $30.15
Exercise price	$7.95 – $14.40
Risk free interest rate	4.09% - 4.74%
Expected dividend yield	—%
Expected volatility	79.08% - 92.90%
Expected term	3	years

Schedule of Warrant Issuance Date

		September 30,	December 31,
Warrant Issuance Date	Strike Price	2024	2023
November 9, 2016	$46.80	5,342	5,342
January 23, 2020	$120.00	12,430	12,430
January 23, 2020	$120.00	34,974	34,974
April 18, 2023	$20.10	—	51,689
June 5, 2023	$4.80	—	85,314
December 21, 2023	$4.80	192,869	240,000
April 3, 2024	$14.55	—	—
April 3, 2024	$15.90	—	—
September 3, 2024	$4.80	95,494	—
September 3, 2024	$4.80	190,987	—
September 3, 2024	$4.80	636,404	—
September 10, 2024	$3.45	250,930	—
Total warrants outstanding		1,419,430	429,749

		As of December 31,
Warrant Issuance Date	Strike Price	2023		2022
November 9, 2016	$46.80	5,342		5,342
January 23, 2020	$120.00	12,430		12,430
January 23, 2020	$120.00	34,974		54,974
August – December 2021	$300.00	—		17,917
January – February 2022	$300.00	—		1,012
September 14, 2022	$20.10	—		26,000
April 18, 2023	$20.10	51,689	(1)	—
June 5, 2023	$20.10	85,314	(1)	—
December 21, 2023	$20.10	240,000		—
Total warrants outstanding		429,749		97,675
(1)	As of December 31, 2023, all 51,689 of the April 18, 2023 warrants and 7,112 of the June 5, 2023 warrants are held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation.